SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	Mar. 31, 2015 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Allowance for doubtful accounts receivable	$ 2,500